Average Annual Total Returns{- Fidelity Flex Freedom Blend 2025 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2025 Fund	Fidelity Flex Freedom Blend 2025 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2025 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2025 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2025 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	14.83%	9.93%	[1]	13.15%	8.10%	[1]	9.36%	7.21%	[1]	18.40%	15.13%	[1]	13.56%	9.86%	[1]

[1]	(a)From June 8, 2017